Intangible Assets - Intangible Assets (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Finite-Lived Intangible Assets [Line Items]
Goodwill	$ 9,918	$ 9,655	$ 9,369	$ 9,434
Mortgage servicing rights	2,210	2,546	$ 2,791	$ 2,645
Total	$ 12,782	12,878
Merchant Processing Contracts [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization Method	SL/AC
Finite-Lived Intangible Assets	$ 235	225
Core Deposit Benefits [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization Method	SL/AC
Finite-Lived Intangible Assets	$ 64	82
Trust Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization Method	SL/AC
Finite-Lived Intangible Assets	$ 19	27
Other Identified Intangibles [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization Method	SL/AC
Finite-Lived Intangible Assets	$ 336	$ 343
Straight line method [Member] | Merchant Processing Contracts [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated Life	6 years
Straight line method [Member] | Core Deposit Benefits [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated Life	22 years
Straight line method [Member] | Trust Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated Life	10 years
Straight line method [Member] | Other Identified Intangibles [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated Life	6 years
Accelerated method [Member] | Merchant Processing Contracts [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated Life	7 years
Accelerated method [Member] | Core Deposit Benefits [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated Life	5 years
Accelerated method [Member] | Trust Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated Life	7 years
Accelerated method [Member] | Other Identified Intangibles [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated Life	4 years